ACCOUNTS RECEIVABLE AND OTHER (Tables)	6 Months Ended
Jun. 30, 2021
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of accounts receivable and other
The components of accounts receivable and other are as follows:

(US$ Millions)	Jun. 30, 2021	Dec. 31, 2020
Derivative assets	$69	$164
Accounts receivable(1) - net of expected credit loss of $120 million (December 31, 2020 - $114 million)	565	753
Restricted cash and deposits	322	292
Prepaid expenses	276	330
Other current assets	465	332
Total accounts receivable and other	$1,697	$1,871
(1)See Note 30, Related Parties, for further discussion